Employee Benefit Plans (Stock Based Compensation) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	26.00%		30.00%		26.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	119
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures			3.6
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	$ 219		$ 187		$ 170
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	27.00%		35.00%		32.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Weighted Average Volatility Rate	27.00%		30.00%		26.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate	2.60%		2.30%		2.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.10%		0.00%		0.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.90%		2.00%		3.50%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	32
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	1% to 1.5%
Allocated Share-based Compensation Expense	275		210		221
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	97		76		75
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	378		381		226
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	194		111		101
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units	26		15		19
Employee Service Share Based Compensation Cash Flow Tax Benefit Reported	115		67		81
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	185
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 7 months 6 days		7 years 8 months 12 days		8 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 3 months 18 days		7 years 4 months 24 days		7 years 6 months
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	13,806
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures	309.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(7,840)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(36)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	6,239
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 52.45	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 87.46	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 49.40	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 75.04	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 57.88	[1]
Stock Options And Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 10 months 24 days	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 19.91		$ 19.32		$ 20.26
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value	608		370		336
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	43,979
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 69.70	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	1,939
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	5 years 6 months	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	27,656
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 63.44	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	1,393
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	38,421
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures	6,719.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(5,747)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(1,178)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	38,215
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 68.70	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 86.87	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 63.19	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 81.31	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 72.33	[1]
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	2,791
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures	942.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(886)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(146)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	2,701		2,791
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 74.77	[4]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 84.03	[4]
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 71.80	[4]
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 78.63	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 78.77	[4]	$ 74.77	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 91.71		$ 82.15		$ 87.65
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value	75		46		59
Other Incentives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance	1,284
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net Forfeitures	543.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(233)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(116)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance	1,478
Performance Share Units And Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	3,722
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 424
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	1 year 1 month 6 days	[2]

[1]	weighted-average exercise price
[2]	weighted-average contractual remaining term in years
[3]	weighted-average exercise price per share
[4]	weighted-average grant stock price